Risks and Uncertainties - Loan Repurchase Reserve Activity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Loan Repurchase Reserve [Roll Forward]
Loan Repurchase Reserve	$ 26,745	$ 17,540
(Recovery)/Provision	(1,823)	33,518
Charge-offs	(5,450)	(24,313)
Loan Repurchase Reserve	$ 19,472	$ 26,745